Revenue and cost of goods sold - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 3,084,000	€ 852,000	€ 69,000
Percentage of total sales	39.00%
Germany
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 2,800,000	800,000	€ 69,000
Spain
Cost Of Goods Sold [Line items]
Revenue from sale of goods	24,000	24,000
Finland
Cost Of Goods Sold [Line items]
Revenue from sale of goods	41,000
Switzerland
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 214,000
Belgium
Cost Of Goods Sold [Line items]
Revenue from sale of goods		€ 20,000